Consolidated Statement of Cash Flow - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Cash flows from operating activities
Loss for the period	$ (1,446)	$ (7,958)	$ (5,103)	$ (11,223)
Income tax	0	(115)	713	913
Finance income	0	(2,397)	(33)	(4)
Finance expense	796	2,889	3,182	3,243
Depreciation of property, plant and equipment	214	1,089	898	430
Amortization of intangible assets	223	1,167	868	990
Gain/(loss) on solar development	(38)	(769)	(1,589)	2,615
Disposal of treasury shares	62	0	0	86
Increase in equity instruments	368	0	113	815
Share based payments	0	1,078	0	0
(Increase)/decrease in trade and other receivables	(4,593)	(813)	2,411	(2,543)
(Decrease)/Increase in trade and other payables	6,716	(9,453)	(6,851)	3,841
(Decrease)/increase in provisions	(114)	(95)	1,295	(728)
Corporation tax payments	0	0	(477)	0
Net cash from/(used in) operating activities	2,188	(15,377)	(4,573)	(1,565)
Cash flows from investing activities
Interest received	0	0	0	4
Proceeds on sale of property plant and equipment	0	36	432	464
Purchase of property, plant and equipment	(400)	(937)	(884)	(348)
Investment in capital projects	0	0	(277)	(245)
Proceeds on sale of capital projects	84	366	1,023	11,981
Acquisitions - consideration	0	(7,089)	0	0
Acquisitions - cash acquired	0	4,942	0	0
Net cash from/(used in) investing activities	(316)	(2,682)	294	11,856
Cash flows from financing activities
Other borrowings	0	18	0	0
Lease repayments	(63)	(360)	(422)	(304)
Financing agreements proceeds	0		0	4,000
Financing agreements repayments	0		0	(6,000)
Proceeds from issuance of ordinary shares	0	34,866	0	0
Costs associated with issuance of shares	0	(2,819)	0	0
Debtor finance borrowings/(repayments)	150	(518)	(347)	751
Loans from related parties	766		1,300	0
Repayment of loans from related parties	0	(2,226)	(257)	(1,520)
Bank loan borrowings	0	(33)	344
Chattel mortgage borrowings	0	32	300
Finance expense	(796)	(5,296)	(515)	(3,243)
Transfer from/(to) restricted cash	687	(127)	(381)	(1,319)
Net cash from/(used in) financing activities	744	23,537	22	(7,635)
Net (decrease)/increase in cash and cash equivalents	2,616	5,478	(4,257)	2,656
Cash and cash equivalents at the beginning of the period	4,522	2,824	7,129	1,939
Effect of exchange rate movements on cash held	(9)	302	(48)	(73)
Cash and cash equivalents at the end of the period	$ 7,129	$ 8,604	$ 2,824	$ 4,522